Fair Value of Financial Instruments	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 26, 2021	Sep. 30, 2021	Jun. 27, 2021
Fair Value of Financial Instruments [Line Items]
Fair Value of Financial Instruments

(12) Fair Value of Financial Instruments

Debt

The fair value and carrying value of our debt as of September 26, 2021 and June 27, 2021 are as follows:

	September 26, 2021	June 27, 2021
Carrying value	$883,334	$885,387
Fair value	$883,990	$887,102

The fair value of our debt is estimated based on an aggregate index provided by JP Morgan Chase Bank, N.A. The index is based on trading levels of the syndicated multiple lenders buying and selling their participation levels of funding (Level 2).

There were no transfers in or out of any of the levels of the valuation hierarchy in the quarter ended September 26, 2021 or Fiscal Year 2021.

Derivatives

The Company’s interest rate swap agreements are valued in accordance with applicable accounting standards for hedge accounting. The Company obtains fair value information regarding the interest rate swap agreements using a model based on observable inputs; therefore, the resulting obligation is classified within Level 2 of the fair value hierarchy at September 26, 2021 and June 27, 2021 and their fair value is disclosed in Note 14.

The following table presents information as of September 26, 2021 and June 27, 2021 about the Company’s derivative liabilities measured at fair value on a recurring basis and indicate the level in the fair value hierarchy in which the Company classifies the fair value measurement:

	September 26, 2021			June 27, 2021
	Other Current Liabilities	Other Long-Term Liabilities	Liabilities	Other Current Liabilities	Other Long-Term Liabilities	Liabilities
Level 2:
Interest rate swaps and caps	$6,677	$—	$6,677	$8,159	$710	$8,869

Redeemable Common Stock

Our common stock is not listed on an established public trading market, therefore, market prices are not available. The Company utilizes an independent valuation specialist to determine the fair market value of our redeemable common stock based upon our estimated enterprise value using the income approach, which includes the use Level 3 inputs. As a result, the redeemable common stock is classified within Level 3 of the fair value hierarchy at September 26, 2021 and June 27, 2021. Key assumptions used in estimating the fair value of our redeemable common stock included projected revenue growth and costs and expenses, which were based on internal projections, historical performance, and the business environment, as well as the selection of an appropriate discount rate based on weighted-average cost of capital and company-specific risk premium. See Note 13, Redeemable Convertible Preferred Stock, Redeemable Common Stock and Stockholders’ Equity, for further information.

Other Financial Instruments

Other financial instruments include cash and cash equivalents, accounts and notes receivable, accounts payable and accrued expenses. The financial statement carrying amounts of these items approximate the fair value due to their short duration.

(12) Fair Value of Financial Instruments

Debt

The fair value and carrying value of our debt as of June 27, 2021 and June 28, 2020 are as follows:

	June 27, 2021	June 28, 2020
Carrying value	$885,387	$848,599
Fair value	$887,102	$746,766

The fair value of our debt is estimated based on an aggregate index provided by JP Morgan Chase Bank, N.A. The index is based on trading levels of the syndicated multiple lenders buying and selling their participation levels of funding (Level 2).

There were no transfers in or out of any of the levels of the valuation hierarchy in fiscal years 2021 and 2020.

Derivatives

The Company’s interest rate swap agreements are valued in accordance with applicable accounting standards for hedge accounting. The Company obtains fair value information regarding the interest rate swap agreements using a model based on observable inputs; therefore, the resulting obligation is classified within Level 2 of the fair value hierarchy at June 27, 2021 and June 28, 2020 and their fair value is disclosed in Note 14.

The following table presents information as of June 27, 2021 and June 28, 2020 about the Company’s derivative liabilities measured at fair value on a recurring basis and indicate the level in the fair value hierarchy in which the Company classifies the fair value measurement:

	June 27, 2021			June 28, 2020
	Other Current Liabilities	Other Long-Term Liabilities	Liabilities	Other Current Liabilities	Other Long-Term Liabilities	Liabilities
Level 2:
Interest rate swaps and caps	$8,159	$710	$8,869	$8,171	$9,327	$17,498

Redeemable Common Stock

Our common stock is not listed on an established public trading market, therefore, market prices are not available. The Company utilizes an independent valuation specialist to determine the fair market value of our redeemable common stock based upon our estimated enterprise value using the income approach, which includes the use Level 3 inputs. As a result, the redeemable common stock is classified within Level 3 of the fair value hierarchy at June 27, 2021 and June 28, 2020. Key assumptions used in estimating the fair value of our redeemable common stock included projected revenue growth and costs and expenses, which were based on internal projections, historical performance, and the business environment, as well as the selection of an appropriate discount rate based on weighted-average cost of capital and company-specific risk premium. See Note 13, Redeemable Convertible Preferred Stock, Redeemable Common Stock and Stockholders’ Equity, for further information.

Other Financial Instruments

Other financial instruments include cash and cash equivalents, accounts and notes receivable, accounts payable and accrued expenses. The financial statement carrying amounts of these items approximate the fair value due to their short duration.

Isos Acquisition Corporation [Member]
Fair Value of Financial Instruments [Line Items]
Fair Value of Financial Instruments

Note 7 — Fair Value Measurements

The following table presents information about the Company’s asset and liabilities that were measured at fair value on a recurring basis as of September 30, 2021, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	September 30, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Asset:
Money Market Funds held in Trust Account	$254,845,389	$254,845,389	$—	$—
Liabilities:
FPA Liability	$4,225,138	$—	$—	$4,225,138
Warrant Liability – Private Placement Warrants	7,510,700	—	—	7,510,700
Warrant Liability – Public Warrants	11,722,502	11,722,502	—	—
	$23,458,340	$11,722,502	$—	$11,735,838

The Warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the Condensed Balance Sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrants in the Condensed Statements of Operations.

Initial Measurement

The Company established the initial fair value of the Public Warrants and Private Placement Warrants on March 5, 2021, the date of the Company’s IPO and on March 10, 2021 for the additional purchase of Private Placement Warrants. The initial fair value of the Public Warrants and Private Placement Warrants were established using a Monte Carlo simulation model. The Warrants were classified as Level 3 at the initial measurement date due to the use of unobservable inputs.

The key inputs into the Monte Carlo simulation as of March 5, 2021 and March 10, 2021 were as follows:

Input	Warrant Liability	FPA Liability
Expected term (years)	6.2	1.2
Expected volatility	24.2%	24.4%
Risk-free interest rate	1.1%	0.1%
Stock price	$9.56	$9.56

Subsequent Measurement

The fair value of the Public Warrants at September 30, 2021 is classified as Level 1 due to the use of an observable market quote in an active market. As of September 30, 2021, the aggregate value of Public Warrants was $11,722,502.

The fair value of the Private Placement Warrants and FPA liability were established using a Monte Carlo simulation model.

The key inputs into the Monte Carlo simulation as of September 30, 2021 were as follows:

Input	Warrant Liability	FPA Liability
Expected term (years)	5.29	0.27
Expected volatility	29.3%
Risk-free interest rate	1.03%	0.04%
Stock price	$9.98	$9.88
Warrant value		$1.39

The following table sets forth a summary of the changes in the fair value of the Level 3 liability for the nine months ended September 30, 2021:

	Warrant Liability	FPA Liability
Fair value as of December 31, 2020	$—	$—
Initial fair value of warrant liability and FPA liability	18,421,695	558,090
Transfer out of Level 3 to Level 1	(8,494,567)	—
Change in fair value	(2,416,428)	3,667,048
Fair value as of September 30, 2021	$7,510,700	$4,225,138